SCHEDULE OF THIRD PARTY LOANS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 7,498,469	$ 2,179,047
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	7,498,469	2,179,047
Ms. Xiuxia Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,827,395	568,548
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	64,349	68,500
Fujian Chuanzhiyuan Co, ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	142,998	136,999
Chris Young [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	207,294
Ma Xin [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	268,315
CISI Investment Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,583,118
Ms Xiuli Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,405,000
Ms. Xiaozhen Li [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		$ 1,405,000